COLLABORATION INTEREST-BEARING ADVANCED FUNDING - Summary of Interest-Bearing Loans and Borrowings (Details) - Interest Bearing Loans $ in Millions	Jun. 30, 2026 USD ($)
Disclosure Of Detailed Information About Borrowings [Line Items]
Effective interest rate (%)	7.13%
Collaboration interest-bearing advanced funding	$ 156.4